Revision of Prior Period Financial Statements (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Common Stock [Member]
Issuance of common stock shares	30,048,199		9,961,301
Antidilutive Agreement [Member]
Issuance of common stock shares		2,000,000
Antidilutive Agreement [Member] | Common Stock [Member]
Issuance of common stock shares		458,834